Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories
Finished goods	€ 940,407	€ 774,133
Health care supplies	399,585	391,593
Raw materials and purchased components	233,609	224,054
Work in process	89,677	77,023
Inventories	1,663,278	1,466,803
Unconditional purchase agreement of materials	443,744
Allowances
Inventories
Inventories	€ (69,427)	€ (62,990)
Minimum
Inventories
Term of unconditional purchase agreements of materials	1 year
Maximum
Inventories
Term of unconditional purchase agreements of materials	5 years
Less than 1 year
Inventories
Unconditional purchase agreement of materials	€ 208,841